TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Schedule of provisions for tax, civil and labor claims

	2025	2024
a) Tax provisions	1,928,918	1,925,237
b) Labor provisions	326,315	369,041
c) Civil provisions	37,179	34,571
	2,292,412	2,328,849

Schedule of changes in the tax, labor and civil provisions

	2025	2024	2023
Balance at the beginning of the year	2,328,849	2,185,825	2,026,003
(+) Additions	165,196	223,883	208,219
(+) Interests	137,637	153,413	157,227
(-) Payments and reversal of accrued amounts	(343,266)	(234,698)	(205,202)
(+) Acquisition of company (Note 3.4)	3,969	—	—
(+/-) Foreign exchange effect on provisions in foreign currency	27	426	(422)
Balance at the end of the year	2,292,412	2,328,849	2,185,825

Schedule of judicial deposits related to tax, labor and civil lawsuits

	2025	2024
Tax	89,046	272,783
Labor	36,149	45,040
Civil	25,698	14,737
	150,893	332,560